RELATED PARTIES (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt				$ 14,029,842	$ 1,000,000
Debt Instrument, Face Amount		$ 2,651,074		14,032,528	4,400,000
Share based compensation		$ 698,013	$ 80,193	121,764	178,679
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Cash compensation				30,909	129,890
Accounts Payable				0	12,989
Debt Instrument, Face Amount				$ 0	100,000
Share based compensation	$ 10,752		$ 40,314
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Proceeds from Convertible Debt					$ 2,500,000